Summary of Significant Accounting Policies (Details) - Schedule of depreciation for property, plant, and equipment	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Lives in Years	5 years
Computer equipment and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Lives in Years	2 years
Machinery, vehicles, and other equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Lives in Years	5 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Lives in Years	2 years